Real Estate Note Investments (FY) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) Extension	Jul. 31, 2019 USD ($)
Common Equity Investment | Dolce Twin Creeks Phase 2
Real Estate [Line Items]
Real estate investments, equity			$ 17,900,000
Dolce B Note | Commercial Mortgage Backed Securities
Real Estate [Line Items]
Notes issued	$ 1,488,000	$ 4,942,000	1,794,000
Face amount of investment owned	10,000,000	10,000,000	$ 10,000,000
Number of extensions | Extension			2
Term of extension (in years)			6 months
Investment income, interest	$ 171,746	$ 360,874
Dolce B Note | Commercial Mortgage Backed Securities | London Interbank Offered Rate (LIBOR)
Real Estate [Line Items]
Basis spread of variable rate			9.50%
Floor interest rate			12.00%
Dolce B Note | Commercial Mortgage Backed Securities | Dolce Twin Creeks Phase 2
Real Estate [Line Items]
Investment income, interest			$ 44,777
Dolce A Note | Commercial Mortgage Backed Securities | Dolce Twin Creeks Phase 2
Real Estate [Line Items]
Debt instrument, face amount				$ 45,500,000